STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0%
Massachusetts - 97.7%
Boston Housing Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2024	1,885,000		1,891,126
Martha's Vineyard Land Bank, Revenue Bonds, Refunding (Green Bond) (Insured; Build America Mutual)	5.00	5/1/2033	500,000		607,065
Massachusetts, GO, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. A	5.50	8/1/2030	1,750,000		2,387,122
Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR x .67 +.55%	2.28	11/1/2025	5,000,000	[a]	5,008,200
Massachusetts, GO, Refunding, Ser. C	5.00	5/1/2030	2,500,000		3,304,275
Massachusetts, GO, Ser. A	5.00	4/1/2047	3,250,000		3,853,232
Massachusetts, GO, Ser. D	4.00	5/1/2034	1,000,000		1,154,770
Massachusetts Bay Transportation Authority, Revenue Bonds	7.00	3/1/2021	275,000		292,625
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	7/1/2027	3,000,000		3,910,650
Massachusetts Bay Transportation Authority, Revenue Bonds, Ser. A	5.00	7/1/2040	2,000,000		2,326,740
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2024	2,580,000		2,950,849
Massachusetts College Building Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity) Ser. A	0.00	5/1/2026	5,385,000	[b]	4,803,743
Massachusetts College Building Authority, Revenue Bonds, Refunding (Insured; XL Capital Assurance) Ser. B	5.50	5/1/2028	1,450,000		1,816,328
Massachusetts College Building Authority, Revenue Bonds, Ser. A	5.00	5/1/2027	980,000		1,077,824
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center) Ser. N	5.00	7/1/2034	1,475,000		1,658,726
Massachusetts Development Finance Agency, Revenue Bonds (Berklee College of Music)	5.00	10/1/2031	1,000,000		1,072,880

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Boston University) Ser. BB1	4.00	10/1/2046	2,000,000		2,151,720
Massachusetts Development Finance Agency, Revenue Bonds (Caregroup) Ser. J1	5.00	7/1/2043	1,295,000		1,530,379
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute) Ser. N	5.00	12/1/2046	2,000,000		2,319,140
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute) Ser. N	5.00	12/1/2041	1,000,000		1,166,000
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds)	5.13	11/15/2046	1,500,000	[c]	1,640,310
Massachusetts Development Finance Agency, Revenue Bonds (North Hill Communities) Ser. A	6.50	11/15/2023	2,000,000	[c,d]	2,434,960
Massachusetts Development Finance Agency, Revenue Bonds (Partners Healthcare System) Ser. M4	5.00	7/1/2039	2,000,000		2,232,060
Massachusetts Development Finance Agency, Revenue Bonds (Seven Hills Foundation & Affiliates) Ser. A	5.00	9/1/2045	1,500,000		1,595,190
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University)	5.00	7/1/2030	1,000,000		1,032,610
Massachusetts Development Finance Agency, Revenue Bonds (The Children's Hospital Corp.) Ser. P	5.00	10/1/2033	4,000,000		4,636,520
Massachusetts Development Finance Agency, Revenue Bonds (UMass Boston Student Housing Project)	5.00	10/1/2048	1,000,000		1,125,970
Massachusetts Development Finance Agency, Revenue Bonds (Whitehead Institute for Biomedical Research) Refunding	5.00	6/1/2023	1,350,000		1,445,215
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Atrius Health) Ser. A	4.00	6/1/2049	1,500,000		1,594,590
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Berklee College of Music)	5.00	10/1/2046	750,000		878,565

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health)	5.00	7/1/2032	500,000		624,315
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston College) Ser. T	5.00	7/1/2042	1,000,000		1,196,730
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2037	1,000,000		1,142,070
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Brandeis University) Ser. S1	5.00	10/1/2035	1,000,000		1,257,810
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. H1	5.00	7/1/2033	500,000		585,115
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000		1,742,835
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000		945,504
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lahey Clinic) Ser. F	5.00	8/15/2040	2,000,000		2,281,420
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	1,500,000	[c]	1,645,500
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2047	1,000,000	[c]	1,100,220
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove)	5.00	10/1/2049	700,000		784,329
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2047	1,500,000		1,738,410
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System) Ser. O2	5.00	7/1/2032	5,070,000		5,980,775
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital) Ser. I	5.00	7/1/2041	1,000,000		1,140,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	450,000	544,284
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,175,780
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000	884,437
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,220,870
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care)	5.00	7/1/2031	1,000,000	1,192,580
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care) Ser. H	5.50	7/1/2031	25,000	26,766
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care) Ser. I	5.00	7/1/2046	1,000,000	1,134,140
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce) Ser. A	5.00	7/1/2044	1,000,000	1,172,270
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,174,130
Massachusetts Educational Financing Authority, Revenue Bonds, Issue I	5.00	1/1/2025	1,500,000	1,755,870
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	955,000	1,023,235
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2023	1,325,000	1,471,293
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	1,000,000	1,178,490
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	2,055,000	2,462,301
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000	2,671,375
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	4,475,000	4,633,639
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,500,000	1,664,460

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2044	2,000,000	2,423,700
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2025	1,000,000	1,179,470
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2045	1,000,000	1,136,710
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2037	3,000,000	3,515,550
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.00	10/15/2035	4,000,000	4,321,080
Massachusetts Transportation Trust Fund, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	4,000,000	4,062,680
Massachusetts Transportation Trust Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000	1,767,600
Massachusetts Water Resources Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2025	2,000,000	2,151,680
Metropolitan Boston Transit Parking Corp., Revenue Bonds, Refunding	5.00	7/1/2024	1,320,000	1,414,420
Springfield Water & Sewer Commission, Revenue Bonds, Ser. C	5.00	4/15/2037	650,000	785,454
				134,208,991
U.S. Related - 1.3%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	5,000,000	[b] 697,750
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	1,000,000	1,110,030
				1,807,780
Total Investments (cost $128,268,829)			99.0%	136,016,771
Cash and Receivables (Net)			1.0%	1,380,391
Net Assets			100.0%	137,397,162

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $6,820,990 or 4.96% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	136,016,771	-	136,016,771

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2019, accumulated net unrealized appreciation on investments was $7,747,942, consisting of $7,809,919 gross unrealized appreciation and $61,977 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.